Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net		$ 4	$ 1,382
Property and equipment		234	7,800
Less: accumulated depreciation		(230)	(6,418)
Land [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net			782
Building and residential properties [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net			1,168
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net			2,607
Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net		234	1,697
Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net			305
Building and leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net			$ 1,241